                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-3657

                      SCUDDER STATE TAX-FREE INCOME SERIES
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        8/31

Date of reporting period:       2/29/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder California Tax-Free Income Fund

Semiannual Report to Shareholders

February 29, 2004

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Additionally, this fund is nondiversified and can take larger positions in fewer issuers, increasing its overall potential risk. Moreover, although the fund seeks income that is federally tax free, a portion of the fund's returns may be subject to federal, state, local and alternative minimum tax. Finally, insurance pertains to the timely payment of principal and interest by the issuer of the underlying securities, and not to the value of the fund's shares. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary February 29, 2004

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares had a 1% front-end sales charge through February 29, 2004, and redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Returns and rankings for the 3-, 5- and 10- year periods shown for Class A shares and during all periods shown for Class B and Class C reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Although the fund seeks income that is federally tax free, a portion of the fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class B and C shares for the periods prior to their inception on May 31, 1994 are derived from the historical performance of Class A shares of the Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/29/04
Scudder California Tax-Free Income Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Class A	6.60%	5.90%	5.96%	5.39%	5.79%
Class B	6.20%	5.01%	5.12%	4.52%	4.93%
Class C	6.24%	5.00%	5.04%	4.51%	4.80%
Lehman Brothers Municipal Bond Index+	6.52%	6.30%	6.93%	6.11%	6.40%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

++ Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/29/04	$ 7.74	$ 7.75	$ 7.69
8/31/03	$ 7.42	$ 7.43	$ 7.37
Distribution Information: Six Months: Income Dividends as of 2/29/04	$ .17	$ .14	$ .14
February Income Dividend	$ .0253	$ .0204	$ .0207
SEC 30-day Yield++ as of 2/29/04	3.18%	2.55%	2.59%
Tax Equivalent Yield++ as of 2/29/04	5.39%	4.33%	4.39%
Current Annualized Distribution Rate (based on Net Asset Value)++ as of 2/29/04	4.11%	3.31%	3.39%

++ The SEC yield is net investment income per share earned over the month ended February 29, 2004, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 41.05% (combined California state and federal income tax rate). Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on February 29, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical and will fluctuate.
Class A Lipper Rankings - California Municipal Debt Funds Category as of 2/29/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	61	of	128	48
3-Year	41	of	107	38
5-Year	20	of	92	22
10-Year	23	of	54	40

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder California Tax-Free Income Fund - Class A [] Lehman Brothers Municipal Bond Index+

Yearly periods ended February 28/29

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.5%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/29/04
Scudder California Tax-Free Income Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,114	$11,363	$12,414	$16,769
	Average annual total return	1.14%	4.35%	4.42%	5.31%
Class B	Growth of $10,000	$10,201	$11,416	$12,375	$16,186
	Average annual total return	2.01%	4.51%	4.35%	4.93%
Class C	Growth of $10,000	$10,395	$11,474	$12,345	$15,815
	Average annual total return	3.95%	4.69%	4.30%	4.69%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,630	$12,227	$13,450	$18,600
	Average annual total return	6.30%	6.93%	6.11%	6.40%

The growth of $10,000 is cumulative.

+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least 2 years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S

Class S is not available to new investors.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit myScudder.com (Class S) for the product's most recent month-end performance.

Return during Life of Class period shown reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Although the fund seeks income that is federally tax free, a portion of the fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Average Annual Total Returns as of 2/29/04
Scudder California Tax-Free Income Fund	6-Month++	1-Year	Life of Class*
Class S	6.75%	6.07%	6.88%
Lehman Brothers Municipal Bond Index+	6.52%	6.30%	7.21%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* On June 18, 2001, the Fund commenced Class S shares. Index returns begin June 30, 2001.
++ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/29/04	$ 7.74
8/31/03	$ 7.42
Distribution Information: Six Months: Income Dividends as of 2/29/04	$ .18
February Income Dividend	$ .0274
SEC 30-day Yield++ as of 2/29/04	3.62%
Tax Equivalent Yield++ as of 2/29/04	6.14%
Current Annualized Distribution Rate++ as of 2/29/04	4.46%

++ The SEC yield is net investment income per share earned over the month ended February 29, 2004, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 41.05% (combined California state and federal income tax rate). Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on February 29, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical and will fluctuate.

Class S Lipper Rankings - California Municipal Debt Funds Category as of 2/29/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	46	of	128	36

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder California Tax-Free Income Fund - Class S [] Lehman Brothers Municipal Bond Index+

Comparative Results as of 2/29/04
Scudder California Tax-Free Income Fund		1-Year	Life of Class*
Class S	Growth of $10,000	$10,607	$11,970
	Average annual total return	6.07%	6.88%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,630	$12,040
	Average annual total return	6.30%	7.21%

The growth of $10,000 is cumulative.

* On June 18, 2001, the Fund commenced Class S shares. Index returns begin June 30, 2001.
+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least 2 years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Management Review

Philip G. Condon and Eleanor R. Brennan serve as co-lead portfolio managers of Scudder California Tax-Free Income Fund. Matthew J. Caggiano is a portfolio manager. In the following interview, Scudder's municipal bond team discusses the fund's performance and the recent market environment for municipal bonds.

Q: Will you describe the general market environment during the semiannual period ended February 29, 2004?

A: After a volatile summer, the bond market regained its footing during the six-month period ended February 29, 2004. While the overall bond market turned in solid results, municipal bonds performed even more strongly. The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, rose 6.52% for the six-month period ended February 29, 2004. The broad bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.92% for the same period.1

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more.

The municipal bond market rallied for a few reasons. First, it appeared that previous concerns about the condition of states and municipalities' coffers faded during the period. In addition, the Federal Reserve Board (the Fed) made no changes to the federal funds rate, the benchmark for market interest rates, which helped to calm investors' fears of rising interest rates. Throughout the period, the Fed also stated that it believed that inflation would likely remain in check for some time, which also soothed investors' worries about rising interest rates. A rise in interest rates would cause the price of a bond in the market to fall, which would make bonds a less attractive security to own.

Municipal bond yield curve (as of 8/31/03 and 2/29/04)

Maturity

Source: Municipal Market Data

The municipal bond yield curve flattened over the course of the semiannual period, with overall declines in yields. (See the graph above for municipal bond yield changes from the beginning to the end of the period.) The yield curve illustrates the relationship among the yields on bonds of the same credit quality but different maturities. A flattening of the curve means that the difference in yields between longer-term and shorter-term maturities decreases, while a steepening of the curve indicates the reverse.

Q: Will you discuss municipal bond supply and demand in the period and its importance in the bond market?

A: Throughout much of 2003, states deluged the market with record levels of new issues, which were brought to market to help make up for revenue shortfalls and refinance old debt at lower rates. Supply became somewhat less abundant toward the final months of 2003 and continuing into early 2004, as states completed much of the refinancing and new issuance that they needed. Because concerns about an imminent rise in interest rates remained muted, demand for municipal bonds was normal among retail and institutional investors. This combination of falling supply and good demand helped municipal bonds outperform many taxable alternatives.

Supply and demand factors are important because they are one way a bond's price can be driven higher or lower. High demand or low supply can cause a bond's price to rise, while lessened demand or an increase in supply can cause a bond's price to decline. A bond's yield moves in the opposite direction of its price.

Q: How did Scudder California Tax-Free Income Fund perform for the six-month period ended February 29, 2004?

A: Scudder California Tax-Free Fund posted strong absolute results in the period. The fund's total cumulative return of 6.60% (Class A shares, unadjusted for sales charges, which, if included, would have reduced performance) outpaced the 6.52% returned by its benchmark, the unmanaged Lehman Brothers Municipal Bond Index. However, the fund lagged its average peer in the Lipper California Debt Funds category, which gained 6.90%.2 (Please see pages 3 through 7 for the performance of other share classes and more complete performance information.)

2 The Lipper California Debt Funds category is comprised of funds that limit their assets to those securities that are exempt from taxation in California.

Q: How was the fund positioned, and how did this positioning contribute to its performance?

A: For the period, about 38% of the fund's assets were invested in bonds with maturities over 10 years. This area of the municipal bond yield curve outperformed shorter-maturity bonds overall, which aided the fund's absolute and relative results. Tobacco-settlement bonds lagged during the period as litigation concerns increased, and our exposure there held back returns slightly.

The fund also benefited from our avoidance of currently callable bonds. Some municipal bonds, just like a home mortgage, can be paid off early, or "called." When lending rates go down, many municipal borrowers pay off their loans so they can borrow at the lower rates. If you own the bond, your bond gets paid off early. Reinvesting the proceeds usually means buying other municipal bonds at the lower rates.

Overall, we continue to believe that tax-free bonds are attractive on an after-tax basis versus US Treasuries and other taxable bonds with similar maturities.

Q: Will you explain your views on California's municipal bond market during the period?

A: California has been on a roller coaster ride over the last six months, but we believe it has shown signs of stabilizing more recently. The state is currently rated BBB with a positive outlook by Standard & Poor's Corporation and Baa1 with a stable outlook by Moody's Investors Service, Inc.3

3 The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk. Bond ratings are the alphabetical designations indicating the credit quality of a particular bond, as measured by the major agencies. US Treasuries, which are backed by the government and therefore free of default risk, are ranked AAA. The riskiest bonds are generally rated CCC or below.

The state's government was first caught on uneven ground as a result of its historic recall election in October, during which voters removed Governor Gray Davis from office and replaced him with Governor Arnold Schwarzenegger. The state's finances were dealt a blow in November when Gov. Schwarzenegger repealed the statewide "car tax," which would have tripled the car and truck taxes charged to residents.

Current budget estimates show an operating deficit of $3 billion in fiscal year 2004 and a deficit of $14 billion in fiscal year 2005. A move toward a balanced budget during current and upcoming budget deliberations could aid the state's credit ratings. The state also boasts a large and diverse economy and a growing population. Its employment situation is similar to the national average.

In addition, on March 2, just after the fund's semiannual period ended, the state voted in favor of a plan to sell $15 billion in bonds to refinance previous and current budget deficits. About $6 billion of that general obligation bond issuance is expected to be sold by June. Should the state use the proceeds of this new bond issuance to properly reduce its deficit, we believe the state's financial situation should improve. Overall, the state seems to be stabilizing, though we believe fiscal challenges remain.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary February 29, 2004

Portfolio Composition	2/29/04	8/31/03

Revenue Bonds	70%	60%
General Obligation Bonds	19%	30%
US Government Secured	11%	10%
	100%	100%

Quality	2/29/04	8/31/03

AAA	68%	70%
AA	5%	3%
A	9%	6%
BBB	12%	15%
Not Rated	6%	6%
	100%	100%

Effective Maturity	2/29/04	8/31/03

1-10 years	62%	60%
11-20 years	35%	35%
21+ years	3%	5%
	100%	100%

Interest Rate Sensitivity	2/29/04	8/31/03

Average Maturity	9.6 years	10.1 years
Duration	6.7 years	6.6 years

Portfolio composition, quality, effective maturity and interest rate sensitivity are subject to change.

For more complete details about the fund's investment portfolio, see page 14. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Investment Portfolio as of February 29, 2004 (Unaudited)

	Principal Amount	Value ($)

Municipal Investments 100.0%
California 84.6%
ABAG Finance Authority, Stanford Health Systems, ETM, 6.0%, 11/1/2007 (b)	605,000	701,764
Anaheim, CA, (GO) Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017 (b)	1,455,000	807,598
Series C, Zero Coupon, 9/1/2018 (b)	1,000,000	523,150
Series C, 6.0%, 9/1/2014 (b)	1,000,000	1,239,670
Series C, 6.0%, 9/1/2016 (b)	1,000,000	1,230,030
Series A, 6.0%, 9/1/2024 (b)	3,500,000	4,276,195
Benicia, CA, School District GO, Unified School District:
Series A, Zero Coupon, 8/1/2017 (b)	1,735,000	969,049
Series A, Zero Coupon, 8/1/2018 (b)	1,510,000	795,136
Beverly Hills, CA, School District GO, Unified School District:
Series A, 5.375%, 8/1/2019	1,000,000	1,124,230
Series A, 5.375%, 8/1/2021	1,230,000	1,362,471
Big Bear Lake, CA, Water & Sewer Revenue, Inverse Floater:
Rites-PA 597B, Series A, 144A, 10.619%**, 4/1/2022 (b)	6,750,000	9,837,045
Rites-PA 597B, Series B, 144A, 10.637%**, 4/1/2015 (b)	1,700,000	2,424,778
Burbank, CA, School District GO, Unified School District, Series B, Zero Coupon, 8/1/2014 (b)	3,000,000	1,990,080
Cabrillo, CA, County (GO) Lease, Unified School District, Series A, Zero Coupon, 8/1/2019 (b)	4,000,000	1,978,600
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.375%, 5/1/2021	2,000,000	2,135,680
Series A, 5.375%, 5/1/2022	20,000,000	21,217,600
Series A, 5.875%, 5/1/2016	10,500,000	12,039,825
California, Electric Revenue, Department Water Supply, Inverse Floater, Series 309, 9.762%**, 5/1/2018 (b)	7,500,000	9,318,525
California, Electric Revenue, Efficiency Financing Authority:
5.5%, 4/1/2017 (b)	1,285,000	1,436,411
6.0%, 4/1/2011 (b)	1,590,000	1,921,865
California, ETM, 5.75%, 7/1/2021	880,000	1,042,562
California, Higher Education Revenue, 5.25%, 11/1/2019 (b)	3,500,000	3,908,625
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014 (b)	1,470,000	968,759
California, Higher Education Revenue, Educational Facilities Authority, University of San Francisco, 6.0%, 10/1/2016 (b)	6,640,000	7,514,554
California, Hospital & Healthcare Revenue, Communities Development Authority, 6.5%, 8/1/2012 (d)	20,205,000	23,407,290
California, Hospital & Healthcare Revenue, Health Facilities Finance Authority:
Series A, Zero Coupon, 10/1/2012 (b)	4,900,000	3,610,516
Series A, 6.7%, 3/1/2011	615,000	616,581
California, Hospital & Healthcare Revenue, Statewide Community Development Authority, 6.0%, 6/1/2010 (b)	1,000,000	1,194,730
California, Housing Finance Agency Revenue, AMT, Series G, 5.7%, 2/1/2007 (b)	500,000	531,235
California, Housing Finance Authority Revenue, Home Mortgage, AMT, Series F, 0.97%*, 2/1/2033 (b)	650,000	650,000
California, Multi Family Housing Revenue, Housing Finance Agency:
Series A-II, 7.35%, 8/1/2004	460,000	469,688
Series A-II, 7.35%, 8/1/2005	495,000	514,869
California, Resource Recovery Revenue, Tobacco Securitization Authority, Series A, 5.375%, 6/1/2041	5,000,000	4,133,350
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	4,750,000	5,560,683
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	1,500,000	1,677,300
California, Single Family Housing Revenue, Housing Finance Agency, AMT:
Series G, 5.8%, 2/1/2008 (b)	1,330,000	1,407,286
Series G, 5.9%, 2/1/2009 (b)	200,000	210,764
California, Single Family Housing Revenue, Mortgage Finance Authority, AMT, Series B, 7.3%, 6/1/2031 (b)	290,000	313,154
California, Special Assessment Revenue, Golden State TOB Securitization Corp.:
Series B, 5.5%, 6/1/2043	9,950,000	10,143,627
Series B, 5.625%, 6/1/2038	13,655,000	14,070,931
Series 2003-A-1, 6.75%, 6/1/2039	16,750,000	16,493,055
California, State Agency (GO) Lease, Public Works Board, Department of Corrections:
Series A-2, 7.4%, 9/1/2010	3,365,000	4,180,340
Series A, 7.4%, 9/1/2010 (b)	1,000,000	1,281,110
California, State Agency (REV) Lease, Public Works Bond, Regents University, Series A, 5.25%, 6/1/2014 (b)	2,575,000	2,976,159
California, State Department Water Resources Power Supply Revenue:
Series B-2, 0.96%*, 5/1/2022 (c)	100,000	100,000
Series B-4, 0.97%*, 5/1/2022 (c)	100,000	100,000
California, State GO:
5.25%, 12/1/2019	5,000,000	5,241,100
5.25%, 2/1/2020	10,000,000	10,590,400
5.25%, 2/1/2021	5,000,000	5,263,750
5.5%, 3/1/2016	9,000,000	9,829,260
5.875%, 10/1/2019	10,000,000	11,169,500
6.5%, 9/1/2010	1,305,000	1,557,831
California, Statewide Community Development Authority, Certificates of Participation, 6.0%, 8/15/2017 (b)	1,000,000	1,174,850
California, Water & Sewer Revenue, Series W, 5.5%, 12/1/2014 (b)	12,000,000	14,320,320
California, Water & Sewer Revenue, Department of Water Research Center Valley Project, Series X, 5.5%, 12/1/2017 (b)	5,500,000	6,582,785
California, Water & Sewer Revenue, Metropolitan Water District of Southern California:
Series B-3, 0.97%*, 7/1/2035	4,150,000	4,150,000
Series A, 5.25%, 7/1/2014	5,210,000	5,939,661
Series A, 5.25%, 3/1/2017	7,400,000	8,341,058
Series A, 5.25%, 3/1/2017	3,160,000	3,561,857
California, Water & Sewer Revenue, South Placer Wastewater Authority, Series A, 5.5%, 11/1/2014 (b)	2,000,000	2,412,700
California, Water & Sewer Revenue, Water Distribution, Series B, 5.25%, 7/1/2021 (b)	1,000,000	1,102,760
Capistrano, CA, School Distrist GO, Unified School District, Improvement District No. 1, Series A, 6.25%, 8/1/2018 (b)	1,000,000	1,210,720
Carlsbad, CA, School District GO, Unified School District, Zero Coupon, 11/1/2018 (b)	3,050,000	1,588,318
Castaic Lake, CA, Water & Sewer Revenue, Water System Improvement Project, Series A, 7.25%, 8/1/2007 (b)	1,000,000	1,184,320
Center, CA, School District GO, Unified School District, Series C, Zero Coupon, 9/1/2014 (b)	2,240,000	1,481,066
Chino Basin, CA, Water & Sewer Revenue, Regional Financing Authority, 5.9%, 8/1/2011 (b)	1,290,000	1,553,792
Concord, CA, Special Assessment Revenue, Redevelopment Agency, Series 3, 8.0%, 7/1/2018	40,000	40,974
Contra Costa County, CA, GNMA Mortgage Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022 (b)	2,715,000	3,769,696
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015 (b)	9,240,000	10,880,654
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014 (b)	2,750,000	3,079,010
Del Mar, CA, Project Revenue, Race Track Authority, 6.0%, 8/15/2006	1,300,000	1,358,955
Dry Creek, CA, School District GO, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2016 (b)	555,000	328,088
Series A, Zero Coupon, 8/1/2021 (b)	1,920,000	833,606
Series A, Zero Coupon, 5/1/2022 (b)	1,385,000	568,917
Encinitas, CA, State GO, Unified School District, Zero Coupon, 8/1/2017 (b)	4,000,000	2,234,120
Escondido, CA, School District GO, Unified High School District:
Zero Coupon, 5/1/2015 (b)	3,165,000	2,005,217
Zero Coupon, 5/1/2016 (b)	3,335,000	1,992,429
ETM, Zero Coupon, 11/1/2017 (b)	5,500,000	3,098,755
Zero Coupon, 11/1/2018 (b)	4,605,000	2,398,100
Escondido, CA, Unified High School District, ETM, Zero Coupon, 11/1/2020 (b)	7,000,000	3,273,830
Foothill, CA:
Series A, Prerefunded, Step-up coupon, 0% to 1/1/2005, 7.15% to 1/1/2013	975,000	1,175,733
ETM, Zero Coupon, 1/1/2018 (b)	10,000,000	5,515,100
ETM, 1.0%, 1/1/2020 (b) (d)	10,000,000	4,876,000
Foothill, CA, Eastern Corridor Agency:
Series A, Prerefunded, Step-up Coupon, 0.0% to 1/1/2005, 7.1% to 1/1/2011	6,000,000	7,221,600
Series A, Prerefunded, Step-up coupon, 0.0% to 1/1/2005, 7.1% to 1/1/2014	2,875,000	3,466,905
Series A, ETM, Zero Coupon, 1/1/2020	6,100,000	2,974,360
Foothill, CA, School District GO, Zero Coupon, 8/1/2016 (b)	4,755,000	2,810,918
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Step-up Coupon, 0% to 7/15/2009, 5.8% to 1/15/20 (b)	6,500,000	5,648,175
Step-up Coupon, 0% to 7/15/2009, 5.875% to 1/15/26	5,000,000	3,850,600
Zero Coupon, 1/15/2017 (b)	5,975,000	3,166,391
Zero Coupon, 1/15/2018 (b)	6,250,000	3,105,563
Zero Coupon, 1/15/2025	10,000,000	2,998,300
Series A, Prerefunded, 6.0%, 1/1/2016	6,000,000	7,256,640
Fresno, CA, School District GO, Unified School District:
Series C, 5.9%, 2/1/2017 (b)	1,760,000	2,163,726
Series A, 6.4%, 8/1/2016 (b)	2,000,000	2,500,360
Hawthorne, CA, Special Assessment Revenue, Community Redevelopment Agency, Redevelopment Project Area 2, 6.625%, 9/1/2014	2,000,000	2,064,160
Healdsburg, CA, School District GO, Unified School District, Zero Coupon, 7/15/2014 (b)	400,000	265,808
Inland Empire, (GO) Lease, Solid Waste Financing Authority, Landfill Improvement Financing Project, AMT, ETM, Series B, 6.0%, 8/1/2006 (b)	1,000,000	1,109,970
Irvine, STP-Tax District, Improvement Bond Act 1915, Daily Demand Note, 0.98%*, 9/2/2024 (c)	800,000	800,000
Las Virgenes, CA, School District GO, Unified School District:
Series A, Zero Coupon, 11/1/2013 (b)	2,150,000	1,494,701
Series A, Zero Coupon, 11/1/2014 (b)	1,050,000	689,703
Series A, Zero Coupon, 11/1/2015 (b)	1,275,000	791,469
Zero Coupon, 11/1/2016 (b)	1,500,000	877,395
Long Beach, CA, Port Authority Revenue, AMT:
Series A, 5.75%, 5/15/2016	12,570,000	14,217,299
Series A, 6.0%, 5/15/2017 (b)	1,500,000	1,804,680
Series A, 6.0%, 5/15/2018 (b)	4,000,000	4,819,600
Long Beach, CA, Sales & Special Tax Revenue, Inverse Floater:
Rites-PA 651A, 144A, 10.787%**, 5/15/2016	4,215,000	5,899,145
Rites-PA 651B, 144A, 10.787%**, 5/15/2019	5,300,000	7,475,226
Los Angeles County, Core City (GO) Lease, Convention and Exhibition Center Authority, Series A, 6.125%, 8/15/2011 (b)	1,000,000	1,225,040
Los Angeles County, GO Lease, Disney Parking Project:
Zero Coupon, 9/1/2006	2,500,000	2,370,225
Zero Coupon, 3/1/2008	2,780,000	2,490,046
Los Angeles County, GO Lease, Marina Del Rey, Series A, 6.5%, 7/1/2008	2,500,000	2,557,625
Los Angeles, CA, Airport Revenue, AMT:
Series A, 5.5%, 8/1/2014 (b)	6,895,000	7,712,264
Series B, 5.5%, 8/1/2016 (b)	6,500,000	7,213,960
Los Angeles, CA, Convention and Exhibition Center Authority, Certificates of Participation, Prerefunded, 9.0%, 12/1/2020	1,000,000	1,137,160
Los Angeles, CA, Core City (GO) Lease, General Services, State Building Authority, Series A, 5.6%, 5/1/2008	7,000,000	7,824,530
Los Angeles, CA, Higher Education Revenue, Unified School District, Inverse Floater, Series PA-117, 144A, 9.29%**, 1/1/2011 (b)	3,125,000	3,818,906
Los Angeles, CA, Pollution Control Revenue:
Series A, 6.0%, 6/1/2020 (b)	11,600,000	14,472,276
6.0%, 6/1/2021 (b)	2,000,000	2,485,080
Los Angeles, CA, Port Authority Revenue, Harbor Revenue, AMT, Series B, 6.25%, 8/1/2026 (b)	2,320,000	2,558,311
Los Angeles, CA, Regional Airports Improvement Corp., Los Angeles International Airport, AMT, 1.05%*, 12/1/2025 (c)	2,430,000	2,430,000
Los Angeles, CA, School District (GO) Lease, Unified School District, 5.625%, 7/1/2018 (b)	4,990,000	5,762,302
Los Angeles, CA, School District (GO) Lease, Unified School District, Invesre Floater:
Rites-PA 589A, 144A, 10.807%**, 7/1/2012	3,170,000	4,572,408
Rites-PA 589B, 144A, 10.807%**, 7/1/2013	1,485,000	2,158,685
Rites-PA 589C, 144A, 10.807%**, 7/1/2014	2,910,000	4,286,023
Rites-PA 589D, 144A, 10.807%**, 7/1/2015	3,560,000	5,195,677
Los Angeles, CA, State GO:
5.5%, 7/1/2014 (b)	14,340,000	16,657,057
Series E, 5.5%, 7/1/2017 (b)	5,000,000	5,743,750
Los Angeles, CA, State GO, Sanitation Distribution Financing Authority Revenue, Inverse Floater, Series 826, 144A, 8.81%**, 10/1/2021 (b)	5,950,000	6,972,270
Los Angeles, CA, Transportation/Tolls Revenue, Series B, 5.25%, 7/1/2015 (b)	11,800,000	13,380,492
Los Angeles, CA, Water & Power Revenue, Series B-6, 0.97%*, 7/1/2034	8,000,000	8,000,000
Lucia Mar, CA, School District GO, Series A, Zero Coupon, 8/1/2016 (b)	1,000,000	591,150
Merced, CA, School District GO, High School District:
Series A, Zero Coupon, 8/1/2014 (b)	2,045,000	1,356,571
Series A, Zero Coupon, 8/1/2015 (b)	2,090,000	1,310,702
Series A, Zero Coupon, 8/1/2016 (b)	2,140,000	1,265,061
Midpeninsula Regional Open Space District, CA, Other (GO) Lease, Zero Coupon, 9/1/2020 (b)	1,190,000	548,626
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT, Series A, 7.375%, 9/1/2027	3,890,000	3,994,563
Modesto, CA, Electric Revenue, Irrigation District Financing Authority, Series A, 6.0%, 10/1/2015 (b)	7,000,000	7,921,970
Modesto, CA, (GO) Lease, Community Project, Series A, 5.6%, 11/1/2014 (b)	1,370,000	1,646,233
Mojave Desert & Mountain Region, CA, Resource Recovery Revenue, Solid Waste Joint Powers Authority, AMT, 7.875%, 6/1/2020	2,350,000	2,414,320
Montebello, CA, School District GO, Unified School District, Zero Coupon, 8/1/2013 (b)	1,945,000	1,365,565
Moreno Valley, CA, Special Assessment Revenue, Towngate Community Facilities District, Special Tax:
6.5%, 12/1/2009	3,670,000	3,737,345
7.125%, 10/1/2023	2,810,000	2,815,985
Murrieta Valley, CA, School District GO, Unified School District, Series A, Zero Coupon, 9/1/2016 (b)	2,500,000	1,472,675
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	282,337
Oakland, CA, Port Authority Revenue, AMT, 5.75%, 11/1/2014 (b)	2,500,000	2,872,925
Oakland, CA, Single Family Housing Revenue, 7.1%, 1/1/2010	440,000	441,329
Orange County, CA, County (GO) Lease, 6.0%, 7/1/2026 (b)	13,000,000	14,480,830
Palmdale, CA, School District GO, School Building Project, Zero Coupon, 10/1/2019 (b)	1,420,000	694,962
Pomona, CA, Unified School District, Series B, ETM, 6.25%, 8/1/2014 (b)	1,020,000	1,302,815
Redondo Beach, CA, Project Revenue, South Bay Center Redevelopment Project:
7.0%, 7/1/2016	1,000,000	1,074,490
7.125%, 7/1/2026	2,000,000	2,134,200
Redwood City, CA, School District GO, Elementary School District, Zero Coupon, 8/1/2017 (b)	1,635,000	913,197
Richmond, CA, (GO) Lease, Joint Powers Finance Authority:
5.875%, 9/1/2006	385,000	385,070
6.6%, 9/1/2016	1,000,000	1,000,220
Richmond, CA, Water & Sewer Revenue, Zero Coupon, 8/1/2020 (b)	2,495,000	1,129,112
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015 (b)	1,750,000	1,097,687
Zero Coupon, 6/1/2016 (b)	2,395,000	1,415,589
Sacramento County, CA, Resource Recovery Revenue, Sanitation District Financing Authority, Series A, 6.0%, 12/1/2014	5,000,000	6,052,850
Sacramento County, CA, Sales & Special Tax Revenue, Community Facilities District No. 1:
5.5%, 12/1/2010	1,085,000	1,167,644
6.0%, 9/1/2011	850,000	916,326
6.125%, 9/1/2014	605,000	647,253
6.3%, 9/1/2021	1,500,000	1,572,690
Sacramento, CA, Electric Revenue, Municipal Utility District:
5.25%, 8/15/2016 (b)	1,340,000	1,512,606
5.25%, 8/15/2017 (b)	1,415,000	1,590,290
Series K, 5.75%, 7/1/2018 (b) (d)	5,170,000	6,305,590
Series G, 6.5%, 9/1/2013 (b)	1,270,000	1,577,365
Sacramento, CA, Electric Revenue, Power Authority Cogeneration Project:
6.0%, 7/1/2022 (b)	5,000,000	5,575,700
6.5%, 7/1/2004	2,000,000	2,035,260
Sacramento, CA, (GO) Lease, City Financing Authority:
Series B, 5.0%, 11/1/2014	4,200,000	4,743,102
Series A, 5.4%, 11/1/2020 (b)	5,000,000	5,855,700
Sacramento, CA, Power Authority, Cogeneration Project Revenue, 6.375%, 7/1/2010	2,300,000	2,434,895
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	10,000,000	10,041,000
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016 (b)	2,685,000	1,555,018
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013 (b)	1,000,000	1,227,300
Series A, 6.0%, 9/1/2014 (b)	2,195,000	2,714,469
Series A, 6.0%, 9/1/2015 (b)	1,000,000	1,232,520
Salinas, CA, (GO) Lease, Capital Improvement Projects, Series A, 5.625%, 10/1/2017	2,000,000	2,143,460
Salinas, CA, School District GO, Series A, 5.375%, 6/1/2022 (b) (d)	2,700,000	2,987,307
San Berardino, CA, County GO, Medical Center Financing Project:
5.5%, 8/1/2017 (b) (d)	3,965,000	4,625,410
6.0%, 8/1/2009 (b)	3,000,000	3,572,580
San Bernadino, CA, Other (REV) Lease:
Series A, 5.25%, 11/1/2013 (b)	3,115,000	3,573,248
Series A, 5.25%, 11/1/2014 (b)	2,330,000	2,664,891
Series A, 5.25%, 11/1/2018 (b)	7,885,000	8,811,172
San Bruno Park, CA, School District, GO:
Zero Coupon, 8/1/2014 (b)	1,010,000	669,994
Zero Coupon, 8/1/2016 (b)	1,000,000	591,150
Zero Coupon, 8/1/2017 (b)	1,000,000	558,530
Zero Coupon, 8/1/2019 (b)	1,100,000	544,115
San Diego CA, School District GO, 5.25%, 7/1/2018 (b)	1,600,000	1,813,168
San Diego, CA, School District GO, Election of 1998:
Series B, 6.0%, 7/1/2019 (b)	3,350,000	4,189,611
Series B, 6.05%, 7/1/2018 (b)	770,000	964,371
San Diego, CA, Special Assessment Revenue, Redevelopment Agency, Horton Project, Series B, Prerefunded, 6.625%, 11/1/2017	2,000,000	2,321,500
San Francisco, CA, Airport Revenue, Airport Communication, AMT:
Series 12A, 5.7%, 5/1/2013	5,470,000	5,781,079
Series 12A, 5.7%, 5/1/2014	6,795,000	7,124,761
San Francisco, CA, Airport Revenue, Inverse Floater:
Rites-PA 662B, 144A, 10.247%**, 5/1/2012	1,285,000	1,625,576
Rites-PA 662C, 144A, 10.247%**, 5/1/2013	1,365,000	1,754,612
Rites-PA 662I, 144A, 10.247%**, 5/1/2013	1,535,000	1,973,135
Rites-PA 662E, 144A, 10.266%**, 5/1/2015	1,530,000	1,934,777
Rites-PA 662H, 144A, 10.267%**, 5/1/2012	1,445,000	1,827,983
Rites-PA 662F, 144A, 10.497%**, 5/1/2016	1,625,000	2,067,618
Rites-PA 662A, 144A, 10.747%**, 5/1/2011	1,080,000	1,422,241
Rites-PA 662G, 144A, 10.769%**, 5/1/2011	1,365,000	1,797,555
Rites-PA 662D, 144A, 10.921%**, 5/1/2014	1,445,000	1,846,999
San Francisco, CA, Core City (GO) Lease, Redevelopment Agency, George R. Moscone Convention Center, 6.75%, 7/1/2015 (b)	2,200,000	2,287,978
San Francisco, CA, Core City GO, 5.375%, 6/15/2017 (b)	1,540,000	1,743,249
San Francisco, CA, Sales & Special Tax Revenue, Bay Area:
5.25%, 7/1/2015 (b)	1,750,000	1,972,092
5.25%, 7/1/2016 (b)	1,150,000	1,295,947
5.25%, 7/1/2018 (b)	2,465,000	2,753,479
San Joaquin Hills, CA, Transportation Corridor Agency:
ETM, Zero Coupon, 1/1/2010	1,500,000	1,277,580
ETM, Zero Coupon, 1/1/2014	3,680,000	2,534,306
ETM, 7.35%, 1/1/2005	1,500,000	1,580,535
ETM, 7.4%, 1/1/2007	6,000,000	7,000,080
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015 (b)	12,065,000	7,736,440
Series A, Zero Coupon, 1/15/2016 (b)	3,485,000	2,108,146
Series A, Zero Coupon, 1/15/2017 (b)	3,965,000	2,267,504
Series A, Zero Coupon, 1/15/2018 (b)	2,640,000	1,424,227
Series A, Zero Coupon, 1/15/2019 (b)	3,185,000	1,615,082
San Jose, CA, Project Revenue, Finance Authority:
Series B, Zero Coupon, 11/15/2004	810,000	801,900
Series B, Zero Coupon, 11/15/2005	810,000	788,746
San Jose, CA, School District GO, Santa Clara County, Series D, 5.25%, 8/1/2016 (b)	3,060,000	3,435,339
San Jose, CA, School District GO, Unified School District:
Series A, Zero Coupon, 8/1/2015 (b)	2,570,000	1,611,724
Series A, Zero Coupon, 8/1/2017 (b)	1,350,000	754,016
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020 (b)	1,970,000	2,504,894
San Ysidro, CA, School District GO, 6.125%, 8/1/2021 (b)	1,400,000	1,678,964
Santa Ana, CA, GO, Police Administration and Holding Facility, Series A, 6.25%, 7/1/2024 (b)	2,000,000	2,480,580
Santa Clara County, CA, Hospital & Healthcare Revenue, Financing Authority, VMC Replacement Project, Series A, ETM, 7.75%, 11/15/2008 (b)	3,250,000	4,077,807
Santa Cruz County, CA, County (GO) Lease, Capital Facilties Project:
5.5%, 9/1/2017 (b)	1,005,000	1,202,513
5.5%, 9/1/2018 (b)	1,060,000	1,268,120
5.6%, 9/1/2019 (b)	1,115,000	1,347,857
5.6%, 9/1/2020 (b)	1,180,000	1,421,711
5.65%, 9/1/2024 (b)	1,445,000	1,718,987
5.65%, 9/1/2025 (b)	1,520,000	1,807,295
5.65%, 9/1/2026 (b)	1,605,000	1,909,035
Santa Cruz County, CA, Multi Family Housing Revenue, Housing Authority, Series A, 7.75%, 7/1/2023	315,000	315,693
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority:
Series B, 7.25%, 8/1/2012 (b)	3,675,000	4,808,627
Series B, 7.25%, 8/1/2013 (b)	3,400,000	4,497,622
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority 1-2-2A and 8, Series A, 7.25%, 8/1/2006 (b)	465,000	529,607
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority 3, 3A, 4 and 4A, Series B, 7.25%, 8/1/2005 (b)	2,895,000	3,143,565
Santaluz, CA, Sales & Special Tax Revenue, Santaluz Community Facilities No. 2:
6.25%, 9/1/2021	1,995,000	2,055,947
6.375%, 9/1/2030	3,990,000	4,111,615
6.375%, 9/1/2030	1,000,000	1,027,270
South Tahoe, CA, Electric Revenue, Joint Powers Finance Authority, Series A, 7.3%, 10/1/2007	6,500,000	6,742,775
Southern California, Electric Revenue, Public Power Authority, Power Project, 6.75%, 7/1/2010	6,000,000	7,354,920
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,243,240
Southern California, Single Family Housing Revenue, Home Finance Authority, AMT, Series A, 6.75%, 9/1/2022 (b)	55,000	55,039
Southern California, Water & Sewer Revenue, Metropolitan Water District, Series A, 5.75%, 7/1/2021	1,120,000	1,346,934
Stockton, CA, Special Assessment Revenue, Community Facilities District, Brookside Estates, 6.2%, 8/1/2015	2,000,000	2,090,580
Tahoe Truckee, CA, School District GO, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022 (b)	3,600,000	1,462,068
Temple City, CA, School District GO, Series A, Zero Coupon, 8/1/2015 (b)	1,250,000	783,913
Tustin, CA, Sales & Special Tax Revenue, Prerefunded, 6.375%, 9/1/2035	2,000,000	2,434,660
Tustin, CA, School District (GO) Lease, 6.25%, 9/1/2021	750,000	908,955
Ukiah, CA, School District GO, Unified School District, Zero Coupon, 8/1/2016 (b)	2,000,000	1,182,300
Watsonville, CA, Watsonville Community Hospital, Series A, ETM, 5.95%, 7/1/2007	1,135,000	1,291,346
West Covina, CA, Sales & Special Tax Revenue, Fashion Plaza, 5.75%, 9/1/2009	865,000	1,008,166
		852,999,808
Puerto Rico 14.5%
Puerto Rico, Electric Revenue, Electric Power Authority:
Series JJ, 5.375%, 7/1/2017	10,605,000	12,504,886
Series KK, 5.5%, 7/1/2016 (b)	10,000,000	11,984,800
5.5%, 7/1/2018 (b)	3,665,000	4,387,188
5.5%, 7/1/2019 (b)	2,690,000	3,216,137
Series HH, Prerefunded, 5.75%, 7/1/2014 (b)	7,500,000	9,027,300
Series HH, Prerefunded, 5.75%, 7/1/2016 (b)	5,000,000	6,018,200
Puerto Rico, Electric Revenue, Electric Power Authority, Inverse Floater, Rites-PA 1044, 144A, 18.98%**, 7/1/2015 (b)	6,250,000	11,169,375
Puerto Rico, Industrial Development Revenue, Industrial Tourist Educational, Medical & Environmental Central Facilities:
Series A, 5.625%, 7/1/2014 (b)	2,075,000	2,441,196
Series A, 5.625%, 7/1/2015 (b)	2,190,000	2,536,918
Series A, 5.625%, 7/1/2016 (b)	2,215,000	2,565,878
5.625%, 7/1/2017 (b)	2,345,000	2,716,472
Puerto Rico, Sales & Special Tax Revenue, Commonwealth Infrastructure Finance Authority, Series A, 5.5%, 10/1/2020	2,000,000	2,260,300
Puerto Rico, Sales & Special Tax Revenue, Highway and Transportation Authority:
Series Z, 6.0%, 7/1/2018 (b)	7,250,000	9,051,263
Series Z, 6.25%, 7/1/2014 (b)	1,000,000	1,262,220
Series Y, 6.25%, 7/1/2014 (b)	3,000,000	3,786,660
Series A, 6.25%, 7/1/2016 (b)	750,000	952,230
Puerto Rico, Sales & Special Tax Revenue, Inverse Floater, Rites-PA620 B, 144A, 10.836%**, 7/1/2014	5,000,000	7,404,000
Puerto Rico, Sales & Special Tax Revenue, Municipal Finance Agency, Inverse Floater, Rites-PA 944B, 144A, 9.856%**, 7/1/2016 (b)	6,625,000	9,177,679
Puerto Rico, Sales & Special Tax Revenue, Municipal Finance Agency, Inverse Floater:
Rites-PA 645B, 144A, 10.356%**, 8/1/2013 (b)	2,395,000	3,257,918
Rites-PA 645C, 144A, 10.606%**, 8/1/2014 (b)	2,500,000	3,418,350
Rites-PA 645D, 144A, 10.856%**, 8/1/2015 (b)	2,225,000	3,036,302
Puerto Rico, State GO:
5.5%, 7/1/2015 (b)	4,960,000	5,936,029
5.65%, 7/1/2015 (b)	1,000,000	1,207,650
6.5%, 7/1/2015 (b)	4,000,000	5,143,600
Puerto Rico, State GO, Public Building Authority, Series A, ETM, 6.25%, 7/1/2013 (b)	1,000,000	1,257,510
Puerto Rico, Transportation/Tolls Revenue, Highway and Transportation Authority, Series E, 5.5%, 7/1/2020 (b) (d)	14,155,000	16,882,102
Puerto Rico, Water & Sewer Revenue, Public Finance Corp, Series A, 5.5%, 8/1/2015 (b)	3,455,000	3,981,507
		146,583,670
Virgin Islands 0.9%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	7,500,000	8,604,300
Total Investment Portfolio - 100.0% (Cost $894,068,241) (a)		1,008,187,778

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of February 29, 2004.
** Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in a fixed rate municipal security. These securities, amounting to $115,672,808 and aggregating 11.4% of net assets, are shown at their current rate as of February 29, 2004.
(a) The cost for federal income tax purposes was $893,484,616. At February 29, 2004, net unrealized appreciation for all securities based on tax cost was $114,703,162. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $115,536,744 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $833,582.
(b) Bond is insured by one of these companies:
As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp. 6.6
FGIC	Financial Guaranty Insurance Company 7.0
FSA	Financial Security Assurance 14.8
GNMA	Government National Mortgage Association 0.4
MBIA	Municipal Bond Investors Assurance 26.8

(c) Security incorporates a letter of credit or line of credit from a major bank.
(d) At February 29, 2004, this security has been pledged to cover in whole or in part, initial margin requirements for open futures contracts.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2004, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 year CBT Swap Future	3/15/2004	193	21,220,153	21,772,813	(552,660)
10 year CBT US Treasury Note	3/22/2004	697	77,929,131	80,416,391	(2,487,260)
Total net unrealized depreciation on open futures contracts					(3,039,920)

At February 29, 2004, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)
10/9/2003 4/13/2014	21,000,000+	Fixed - 3.990%	Floating - BMA	(955,500)
12/9/2003 6/9/2014	16,000,000++	Fixed - 4.893%	Floating - LIBOR	(484,800)
12/16/2003 6/16/2014	20,000,000++	Fixed - 4.868%	Floating - LIBOR	(546,000)
10/9/2003 4/13/2014	50,000,000++	Fixed - 3.971%	Floating - BMA	(2,190,000)
Total net unrealized depreciation on open interest rate swaps				(4,176,300)

Counter Parties

+ Merrill Lynch Capital Services, Inc.
++ Goldman, Sachs & Co.
++ JPMorgan Chase Bank
BMA: Represents the Bond Market Association
LIBOR: Represents the London InterBank Offered Rate

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of February 29, 2004 (Unaudited)
Assets
Investments in securities, at value (cost $894,068,241)	$ 1,008,187,778
Receivable for investments sold	280,000
Interest receivable	12,372,368
Receivable for Fund shares sold	534,859
Total assets	1,021,375,005
Liabilities
Due to custodian bank	526,008
Dividends payable	684,650
Payable for Fund shares redeemed	1,816,114
Accrued management fee	453,342
Payable for daily variation margin on open future contracts	413,500
Net unrealized depreciation on interest rate swaps	4,176,300
Other accrued expenses and payables	506,352
Total liabilities	8,576,266
Net assets, at value	$ 1,012,798,739
Net Assets
Net assets consist of: Undistributed net investment income	514,447
Net unrealized appreciation (depreciation) on: Investments	114,119,537
Futures	(3,039,920)
Interest rate swaps	(4,176,300)
Accumulated net realized gain (loss)	(5,532,698)
Paid-in capital	910,913,673
Net assets, at value	$ 1,012,798,739

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 29, 2004 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($685,114,853 / 88,507,240 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.74
Maximum offering price per share (100 / 95.5 of $7.74)	$ 8.10
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($21,491,187 / 2,771,279 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 7.75
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($9,209,129 / 1,196,835 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 7.69
Maximum offering price per share (100 / 99 of $7.69)	$ 7.77
Class S Net Asset Value, offering and redemption price per share ($296,983,570 / 38,384,973 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.74

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended February 29, 2004 (Unaudited)
Investment Income
Income: Interest	$ 26,291,293
Expenses: Management fee	2,649,462
Administrative fee	137,333
Distribution service fees	965,596
Services to shareholders	185,573
Custodian fees	13,490
Auditing	18,240
Legal	12,920
Trustees' fees and expenses	23,574
Reports to shareholders	24,320
Registration fees	18,240
Other	9,316
Total expenses, before expense reductions	4,058,064
Expense reductions	(12,870)
Total expenses, after expense reductions	4,045,194
Net investment income	22,246,099
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	4,173,002
Futures	275,598
Interest rate swaps	3,896,761
8,345,361
Net unrealized appreciation (depreciation) during the period on: Investments	55,258,581
Futures	(8,917,397)
Interest rate swaps	(11,618,200)
34,722,984
Net gain (loss) on investment transactions	43,068,345
Net increase (decrease) in net assets resulting from operations	$ 65,314,444

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2004 (Unaudited)	Year Ended August 31, 2003
Operations: Net investment income	$ 22,246,099	$ 46,681,922
Net realized gain (loss) on investment transactions	8,345,361	(6,465,978)
Net unrealized appreciation (depreciation) on investment transactions during the period	34,722,984	(26,725,360)
Net increase (decrease) in net assets resulting from operations	65,314,444	13,490,584
Distributions to shareholders from: Net investment income: Class A	(14,852,097)	(31,544,865)
Class B	(410,972)	(1,020,556)
Class C	(156,487)	(283,336)
Class S	(6,910,029)	(14,307,863)
Fund share transactions: Proceeds from shares sold	27,918,366	83,028,817
Reinvestment of distributions	13,897,605	28,320,518
Cost of shares redeemed	(78,698,180)	(148,661,108)
Net increase (decrease) in net assets from Fund share transactions	(36,882,209)	(37,311,773)
Increase (decrease) in net assets	6,102,650	(70,977,809)
Net assets at beginning of period	1,006,696,089	1,077,673,898
Net assets at end of period (including undistributed net investment income of $514,447 and $597,933, respectively)	$ 1,012,798,739	$ 1,006,696,089

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended August 31,	2004[a]	2003	2002[b]	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 7.42	$ 7.66	$ 7.60	$ 7.30	$ 7.10	$ 7.65
Income from investment operations:
Net investment income	.17	.34	.34	.35	.34	.34
Net realized and unrealized gain (loss) on investment transactions	.32	(.24)	.05	.30	.20	(.41)
Total from investment operations	.49	.10	.39	.65	.54	(.07)
Less distributions from: Net investment income	(.17)	(.34)	(.33)	(.35)	(.34)	(.34)
Net realized gains on investment transactions	-	-	-	-	-	(.14)
Total distributions	(.17)	(.34)	(.33)	(.35)	(.34)	(.48)
Net asset value, end of period	$ 7.74	$ 7.42	$ 7.66	$ 7.60	$ 7.30	$ 7.10
Total Return (%)[c]	6.60**	1.27	5.43	9.15	7.97	(1.07)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	685	677	720	753	767	855
Ratio of expenses before expense reductions (%)	.84*	.79	.81	.88[d]	.85	.82
Ratio of expenses after expense reductions (%)	.84*	.79	.81	.87[d]	.84	.82
Ratio of net investment income (%)	4.38*	4.40	4.55	4.69	4.98	4.60
Portfolio turnover rate (%)	20*	33	24	26	57	62
[a] For the six months ended February 29, 2004 (Unaudited).
[b] As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 4.54% to 4.55%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
[c] Total return does not reflect the effect of any sales charges.
[d] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .87% and .86%, respectively.
* Annualized **Not annualized

Class B
Years Ended August 31,	2004[a]	2003	2002[b]	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 7.43	$ 7.67	$ 7.61	$ 7.31	$ 7.11	$ 7.66
Income from investment operations:
Net investment income	.14	.27	.28	.29	.29	.28
Net realized and unrealized gain (loss) on investment transactions	.32	(.24)	.05	.30	.20	(.41)
Total from investment operations	.46	.03	.33	.59	.49	(.13)
Less distributions from: Net investment income	(.14)	(.27)	(.27)	(.29)	(.29)	(.28)
Net realized gains on investment transactions	-	-	-	-	-	(.14)
Total distributions	(.14)	(.27)	(.27)	(.29)	(.29)	(.42)
Net asset value, end of period	$ 7.75	$ 7.43	$ 7.67	$ 7.61	$ 7.31	$ 7.11
Total Return (%)[c]	6.20d**	.40	4.51	8.28	7.14	(1.90)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	24	30	33	33	37
Ratio of expenses before expense reductions (%)	1.65*	1.65	1.65	1.70[e]	1.64	1.65
Ratio of expenses after expense reductions (%)	1.55*	1.65	1.65	1.69[e]	1.63	1.65
Ratio of net investment income (%)	3.67*	3.54	3.71	3.87	4.19	3.75
Portfolio turnover rate (%)	20*	33	24	26	57	62
[a] For the six months ended February 29, 2004 (Unaudited).
[b] As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.70% to 3.71%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.69% and 1.69%, respectively.
* Annualized **Not annualized

Class C
Years Ended August 31,	2004[a]	2003	2002[b]	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 7.37	$ 7.62	$ 7.55	$ 7.26	$ 7.05	$ 7.60
Income from investment operations:
Net investment income	.14	.27	.27	.29	.29	.28
Net realized and unrealized gain (loss) on investment transactions	.32	(.25)	.06	.29	.21	(.41)
Total from investment operations	.46	.02	.33	.58	.50	(.13)
Less distributions from: Net investment income	(.14)	(.27)	(.26)	(.29)	(.29)	(.28)
Net realized gains on investment transactions	-	-	-	-	-	(.14)
Total distributions	(.14)	(.27)	(.26)	(.29)	(.29)	(.42)
Net asset value, end of period	$ 7.69	$ 7.37	$ 7.62	$ 7.55	$ 7.26	$ 7.05
Total Return (%)[c]	6.24d**	.20	4.56	8.19	7.34	(1.91)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	8	7	10	5	4
Ratio of expenses before expense reductions (%)	1.61*	1.69	1.69	1.72[e]	1.64	1.68
Ratio of expenses after expense reductions (%)	1.59*	1.69	1.69	1.69[e]	1.63	1.68
Ratio of net investment income (%)	3.63*	3.50	3.67	3.85	4.19	3.71
Portfolio turnover rate (%)	20*	33	24	26	57	62
[a] For the six months ended February 29, 2004 (Unaudited).
[b] As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.66% to 3.67%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.69% and 1.69%, respectively.
* Annualized **Not annualized

Class S
Years Ended August 31,	2004[a]	2003	2002[b]	2001[c]
Selected Per Share Data
Net asset value, beginning of period	$ 7.42	$ 7.66	$ 7.60	$ 7.32
Income from investment operations: Net investment income	.18	.35	.35	.07
Net realized and unrealized gain (loss) on investment transactions	.32	(.24)	.05	.28
Total from investment operations	.50	.11	.40	.35
Less distributions from: Net investment income	(.18)	(.35)	(.34)	(.07)
Net asset value, end of period	$ 7.74	$ 7.42	$ 7.66	$ 7.60
Total Return (%)	6.75**	1.36	5.56	4.83**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	297	298	321	325
Ratio of expenses before expense reductions (%)	.65*	.68	.68	.70*
Ratio of expenses after expense reductions (%)	.65*	.68	.68	.68*
Ratio of net investment income (%)	4.57*	4.51	4.68	4.72*
Portfolio turnover rate (%)	20*	33	24	26*
[a] For the six months ended February 29, 2004 (Unaudited).
[b] As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 4.67% to 4.68%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
[c] For the period from June 18, 2001 (commencement of operations) to August 31, 2001.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder California Tax-Free Income Fund (the "Fund") is a non-diversified series of Scudder State Tax-Free Income Series (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to a 1% initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective March 1, 2004, Class C shares will no longer be offered with an initial sales charge. Class C shares do not convert into another class. Class S shares of the Fund are generally not available to new investors and are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate changes and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. Commencing after the effective date, cash payments are exchanged at specified intervals. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When entering into a closing transaction, the Fund will realize a gain or loss. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the Fund may use swaps to take advantage of future changes in interest rates.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $6,400,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2008 ($5,100,000) and August 31, 2009 ($1,300,000), the respective expiration dates, whichever occurs first, which may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and accretion primarily of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions, will be determined at the end of the current fiscal year.

Expenses. Expense of the Trust arising in connection with a specific Fund are allocated to that Fund. Other expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended February 29, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $107,557,357 and $151,325,500, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.55% of the first $250,000,000 of the Fund's average daily net assets, 0.52% of the next $750,000,000 of such net assets, 0.50% of the next $1,500,000,000 of such net assets, 0.48% of the next $2,500,000,000 of such net assets, 0.45% of the next $2,500,000,000 of such net assets, 0.43% of the next $2,500,000,000 of such assets, 0.41% of the next $2,500,000,000 of such assets and 0.40% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended February 29, 2004, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.53% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provided or paid others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.075%, 0.125%, 0.175% and 0.15% of average daily net assets for Class A, B, C and S shares, respectively, computed and accrued daily and payable monthly.

The Administrative Agreement between the Advisor and the Fund terminated on September 30, 2003 and the Fund directly bears the cost of those expenses formerly covered under the Administrative Agreement.

Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.80% of average daily net assets (excluding certain expenses such as Rule 12b-1 and/or service fees, trustee and trustee counsel fees, extraordinary expenses, taxes, brokerage, interest and organization and offering expenses).

In addition, for the period October 1, 2003 through February 29, 2004, the Fund's advisor, accounting agent, principal underwriter and administrator, and transfer agent have each contractually agreed to limit their respective fees or reimburse expenses to the extent necessary to maintain the Fund's operating expenses at 1.51% and 1.55% for Classes B and C, respectively, (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

For the period September 1, 2003 to September 30, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated
Class A	$ 69,747
Class B	4,112
Class C	1,955
Class S	61,519
$ 137,333

Service Provider Fees.

Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying agent and shareholder service agent for Class A, B and C shares of the Fund. Scudder Service Corporation ("SSC"), also an affiliate of the Advisor, is the transfer, dividend-paying agent and shareholder services agent for Class S shares of the Fund. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC and SSC, not by the Fund. For the period October 1, 2003 through February 29, 2004, the amount charged to the Fund by SISC and SSC was as follows:

Service Provider Fee	Total Aggregated	Not Imposed	Unpaid at February 29, 2004
Class A	$ 129,200	$ -	$ 129,200
Class B	9,576	9,576	-
Class C	1,824	767	1,057
Class S	39,867	-	1,064
	$ 180,467	$ 10,343	$ 131,321

Prior to September 30, 2003, the fees outlined above were paid by the Advisor in accordance with the Administrative Agreement.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 29, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Not Imposed	Unpaid at February 29, 2004
Class B	$ 84,788	$ 2,314	$ 12,862
Class C	32,349	-	5,454
	$ 117,137	$ 2,314	$ 18,316

In addition, SDI provides information and administrative services ("Service Fee") to the Fund at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 29, 2004, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at February 29, 2004	Effective Rate
Class A	$ 812,969	$ 109,519.24%
Class B	26,001	3,811.23%
Class C	9,489	1,544.22%
	$ 848,459	$ 114,874

Underwriting and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 29, 2004 aggregated $21,929. There were no underwriting commissions paid in connection with the distributions of Class C shares for the six months ended February 29, 2004.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 29, 2004, the CDSC for Class B and C shares was $35,225 and $501, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended February 29, 2004, SDI received $3,839.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended February 29, 2004, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $213 for custody credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 29, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,221,651	$ 16,855,324	7,490,519	$ 56,924,491
Class B	69,162	529,863	500,594	3,826,711
Class C	172,686	1,303,767	440,348	3,345,226
Class S	1,214,602	9,229,412	2,489,976	18,932,389
		$ 27,918,366		$ 83,028,817
Shares issued to shareholders in reinvestment of distributions
Class A	1,177,236	$ 8,964,367	2,376,225	$ 18,047,811
Class B	35,161	268,061	84,307	641,301
Class C	14,279	108,135	25,743	194,362
Class S	598,418	4,557,042	1,242,958	9,437,044
		$ 13,897,605		$ 28,320,518
Shares redeemed
Class A	(6,149,114)	$ (46,660,270)	(12,570,394)	$ (95,478,766)
Class B	(551,739)	(4,195,448)	(1,267,002)	(9,639,950)
Class C	(66,530)	(508,549)	(284,857)	(2,126,137)
Class S	(3,606,635)	(27,333,913)	(5,444,922)	(41,416,255)
		$ (78,698,180)		$ (148,661,108)
Net increase (decrease)
Class A	(2,750,227)	$ (20,840,579)	(2,703,650)	$ (20,506,464)
Class B	(447,416)	(3,397,524)	(682,101)	(5,171,938)
Class C	120,435	903,353	181,234	1,413,451
Class S	(1,793,615)	(13,547,459)	(1,711,988)	(13,046,822)
		$ (36,882,209)		$ (37,311,773)

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C
Nasdaq Symbol	KCTAX	KCTBX	KCTCX
CUSIP Number	811-204106	811-204502	811-204601
Fund Number	9	209	309

For shareholders of Class S

Automated Information Lines	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Site	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Class S
Nasdaq Symbol	SDCSX
Fund Number	409

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments,
Attention: Correspondence - Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

For Class S only:

Scudder Investments
Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

August 2003

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

During the filing period of the report, fund management identified a significant deficiency relating to the overall fund expense payment and accrual process.
This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the filing period that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder California Tax-Free Income Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               April 30, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder California Tax-Free Income Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               April 30, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               April 30, 2004
                                    ---------------------------